Pension and Other Post-retirement Benefit Plans (Pension Plan Assets-Footnotes) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018
Large Cap U.S. Companies Common Stock
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds	54.00%	58.00%
Large Cap U.S. Companies Common Stock | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts	89.00%	90.00%	90.00%
Income Producing Properties | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts	9.00%	8.00%	8.00%
Short-term money market investments | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts	1.00%	2.00%	2.00%
U.S. governmental and U.S. agency securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds	20.00%	18.00%
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds	26.00%	24.00%